Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (71,704)	$ (10,521)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,133	873
Non-cash gain on forgiveness of debt	(2,098)	0
Share-based compensation	4,259	1,070
Write-down of inventory to net realizable value	1,581	417
Interest expense from contingent beneficial conversion feature	26,061	0
Common stock warrant liability adjustment	(15,745)	0
Preferred stock warrant liability adjustment	5,578	1,952
Other adjustments, net	725	391
Changes in assets and liabilities:
Accounts receivable	(144)	(2,962)
Prepaid expenses and other assets	(10,493)	(989)
Inventory	(11,649)	(3,468)
Accounts payable and accrued and other expenses	32,117	11,818
Deferred revenues	(567)	957
Other, net	390	333
Net cash used in operating activities	(40,556)	(129)
Cash flows from investing activities
Purchase of property and equipment	(969)	(967)
Purchase of intangible assets	(1,051)	(89)
Net cash used in investing activities	(2,020)	(1,056)
Cash flows from financing activities
Proceeds from short-term borrowings	13,708	12,953
Payments of short-term borrowings	(21,194)	(11,687)
Proceeds from long-term borrowings	5,000	3,000
Payments of long-term borrowings	(1,000)	0
Proceeds from Paycheck Protection Program loan	0	2,075
Proceeds from reverse recapitalization and PIPE financing, net of $11,610 and $0, respectively, of transaction costs	133,889	0
Payments for cash payout of stock options as result of the Merger (Note 3)	(9,890)	0
Other, net	108	117
Net cash provided by financing activities	120,621	6,458
Net change in cash and cash equivalents	78,045	5,273
Cash and cash equivalents at beginning of period	17,009	11,736
Cash and cash equivalents at end of period	95,054	17,009
Supplemental disclosure of non-cash financing activities:
Conversion of redeemable convertible preferred stock to common stock	47,188	0
Conversion of related party convertible notes to common stock	33,183	0
Common stock warrants received as part of the Merger	$ 22,806	$ 0